Environmental Trust Funds - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Environmental Trust Funds [Abstract]
Term deposit	$ 15.9	$ 11.3
Cash deposit	$ 39.6	$ 33.2